NOTE 12 - EQUITY: Statutory reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Allocatiion to Statutory Reserve	$ 97,216	$ 45,334	$ 0
Restricted Reserve	$ 164,367	$ 67,151	$ 21,817